CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed Balance Sheets) (Parenthetical) (Details) - $ / shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, shares authorized	1,000,000,000
Class A Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	700,000,000	700,000,000	700,000,000
Ordinary shares, shares issued	335,494,792	334,034,932	254,844,582	66,539,000
Ordinary shares, shares outstanding	335,494,792	334,034,932	254,844,582	66,539,000
Class B Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued	74,400,299	84,999,159	96,634,529	262,197,451
Ordinary shares, shares outstanding	74,400,299	84,999,159	96,634,529	262,197,451
Parent Company [Member] | Class A Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	700,000,000	700,000,000
Ordinary shares, shares issued	335,494,792	334,034,932
Ordinary shares, shares outstanding	335,494,792	334,034,932
Parent Company [Member] | Class B Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	300,000,000	300,000,000
Ordinary shares, shares issued	74,400,299	84,999,159
Ordinary shares, shares outstanding	74,400,299	84,999,159